CONSOLIDATED STATEMENTS OF EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 30,233,621	$ 12,454	$ 13,281,374	$ 12,941,572	$ 2,585,488	$ 1,412,733
Balance (in shares) at Dec. 31, 2011		4,560,000
Issuance of 5,000 shares to non-employee	11,100	14	11,086	0	0	0
Issuance of 5,000 shares to non-employee (in shares)		5,000
Issuance of 5,000 shares to non-employee	12,375	14	12,361	0	0	0
Issuance of 5,000 shares to non-employee (in shares)		5,000
Issuance of 20,000 shares to non-employee	32,000	55	31,945	0	0	0
Issuance of 20,000 shares to non-employee (in shares)		20,000
Issuance of 20,000 shares to non-employee	35,999	54	35,945	0	0	0
Issuance of 20,000 shares to non-employee (in shares)		20,000
Issuance of 10,000 shares to non-employee	18,000	27	17,973	0	0	0
Issuance of 10,000 shares to non-employee (in shares)		10,000
Stock based Compensation	110,163	0	110,163	0	0	0
Foreign currency translation gain (loss)	398,686	0	0	0	381,714	16,972
Net income	3,216,352	0	0	3,206,151	0	10,201
Balance at Dec. 31, 2012	34,068,296	12,618	13,500,847	16,147,723	2,967,202	1,439,906
Balance (shares) at Dec. 31, 2012		4,620,000
Issuance of 8,000 shares upon excise of share-based awards	11,600	22	11,578	0	0	0
Issuance of 8,000 shares upon excise of share-based awards (in shares)		8,000
Issuance of 94,000 options to employees	9,761	0	9,761	0	0	0
Issuance of 94,000 options to employees (in shares)		0
Issuance of 40,000 shares to non-employee	145,600	109	145,491	0	0	0
Issuance of 40,000 shares to non-employee (in shares)		40,000
Additional paid in capital	327,407	0	0	0	0	327,407
Stock based Compensation	84,510	0	84,510	0	0	0
Foreign currency translation gain (loss)	1,028,124	0	0	0	982,869	45,255
Net income	2,003,326	0	0	1,995,621	0	7,705
Balance at Dec. 31, 2013	37,678,624	12,749	13,752,187	18,143,344	3,950,071	1,820,273
Balance (shares) at Dec. 31, 2013		4,668,000
Issuance of 134,000 shares upon excise of employee options	194,300	366	193,934	0	0	0
Issuance of 134,000 shares upon excise of employee options (in shares)		134,000
Issuance of 160,000 shares to non-employees	644,001	437	643,564	0	0	0
Issuance of 160,000 shares to non-employees (in shares)		160,000
Issuance of 734,700 shares to investors	3,368,171	2,006	3,366,165	0	0	0
Issuance of 734,700 shares to investors (in shares)		734,700
Issuance shares to employees, directors and officers	603,808	306	603,502	0	0	0
Issuance shares to employees, directors and officers (in shares)		111,975
Stock based Compensation	160,613	0	160,613	0	0	0
Foreign currency translation gain (loss)	(594,556)	0	0	0	(567,364)	(27,192)
Net income	659,004	0	0	998,993	0	(339,989)
Balance at Dec. 31, 2014	$ 42,713,965	$ 15,864	$ 18,719,965	$ 19,142,337	$ 3,382,707	$ 1,453,092
Balance (shares) at Dec. 31, 2014		5,808,675